United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: March 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

PAGE>
AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                             PAR
                                                                            AMOUNT         VALUE
                                                                           -------       ---------
                                                                           (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.80%
   Metropolitan Life Insurance Co., 4.42%, Due 3/1/2007                    150,000         150,000
                                                                                         ---------
   TOTAL FUNDING AGREEMENTS                                                                150,000
                                                                                         ---------
MEDIUM-TERM NOTES - 39.16%
   American Honda Finance Corp.,
      4.73%, Due 7/11/2006 ++ #                                             37,100          37,118
      4.919%, Due 8/15/2006 ++ #                                            10,000          10,007
      4.58%, Due 10/10/2006 ++ #                                            30,000          30,006
      4.60%, Due 10/18/2006 ++ #                                            47,000          47,001
      4.67%, Due 11/7/2006 ++ #                                             55,000          55,000
      4.44%, Due 12/12/2006 ++ #                                            63,000          62,996
      4.74%, Due 1/16/2007 ++ #                                             25,000          25,030
      4.60%, Due 1/26/2007 ++ #                                             50,000          49,998
      4.90%, Due 2/20/2007 ++ #                                             10,000          10,013
   ASIF Global Financing,
      4.75%, Due 8/11/2006 ++ # SS                                         135,000         135,014
      4.97%, Due 12/11/2006 ++ #                                            30,000          30,021
      4.774%, Due 2/23/2007 ++ #                                           209,250         209,263
   Bank of America Corp., 4.66%, Due 9/1/2006 ++                             9,500           9,510
   Bank One Corp., 4.86%, Due 8/11/2006 ++                                  30,000          30,017
   Citigroup Global Markets Holdings, Inc.,
      4.587%, Due 6/6/2006 ++                                               25,000          25,008
      4.75%, Due 7/25/2006 ++                                              129,750         129,812
      4.59%, Due 12/12/2006 ++                                              13,178          13,191
      4.987%, Due 3/16/2007 ++                                             125,000         125,120
   Credit Suisse First Boston USA, Inc., 5.10%, Due 4/5/2007 ++            190,493         190,702
   General Electric Capital Corp.,
      4.91%, Due 5/12/2006 ++                                               10,983          10,985
      4.96%, Due 3/9/2007 ++                                                32,500          32,540
      4.67%, Due 4/17/2007 ++                                              180,000         180,000
   Goldman Sachs Group, Inc., 4.81%, Due 10/27/2006 ++                      50,000          50,049
   HBOS Treasury Services PLC,
      4.547%, Due 6/30/2006 ++ #                                           193,600         193,622
      4.80%, Due 8/28/2006 ++ #                                             40,000          40,007
   HSBC Finance Corp.,
      4.69%, Due 10/27/2006 ++                                              40,000          40,014
      4.85%, Due 2/28/2007 ++                                                8,500           8,505
   JP Morgan Chase & Co., 4.61%, Due 12/12/2006 ++                          24,500          24,526
   JP Morgan Chase Bank, NA, 4.619%, Due 1/12/2007 ++                       63,000          63,036
   Merrill Lynch & Company, Inc.,
      4.662%, Due 10/19/2006 ++                                            153,000         153,052
      4.81%, Due 10/27/2006 ++                                              48,100          48,148
   Metropolitan Life Global Funding I, 4.96%, Due 8/28/2006 ++ #            32,620          32,640
   Monumental Global Funding II, 4.529%, Due 12/27/2006 ++ #                40,000          40,007
   Morgan Stanley, 4.78%, Due 11/9/2006 ++                                  40,000          40,018
   PACCAR Financial Corp.,
      4.55%, Due 4/26/2006 ++                                               70,000          69,997

      4.42%, Due 9/20/2006 ++                                               33,000          32,989
      4.36%, Due 12/4/2006 ++                                              125,000         124,958
   Toyota Motor Credit Corp.,
      4.57%, Due 7/14/2006 ++                                              175,000         175,009
      4.436%, Due 9/15/2006 ++                                              84,200          84,201
   Wachovia Corp., 4.77%, Due 2/6/2007 ++                                  153,925         154,040
   Wells Fargo & Co.,
      4.57%, Due 6/12/2006 ++                                               75,500          75,519
      4.581%, Due 9/15/2006 ++                                              42,975          42,999
      5.00%, Due 3/23/2007 ++                                              174,100         174,273
      4.56%, Due 4/15/2007 ++ #                                            150,000         150,000
                                                                                         ---------
   TOTAL MEDIUM-TERM NOTES                                                               3,265,961
                                                                                         ---------
PROMISSORY NOTES - 3.60%
PROMISSORY NOTE - 3.60%
   Goldman Sachs Group, Inc., 4.78%, Due 2/9/2007 ++ #                     300,000         300,000
                                                                                         ---------
   TOTAL PROMISSORY NOTES                                                                  300,000
                                                                                         ---------
ASSET-BACKED COMMERCIAL PAPER - 11.90%
   FCAR Owner Trust,
      Series II, 4.44%, Due 4/4/2006                                       150,000         149,982
      Series I, 4.51%, Due 4/17/2006                                        50,000          49,912
      Series I, 4.54%, Due 4/26/2006                                        75,000          74,770
      Series I, 4.53%, Due 5/8/2006                                        150,000         149,301
   Fountain Square Commercial Funding,
      4.84%, Due 4/24/2006 #                                                48,250          48,114
      4.29%, Due 4/26/2006 #                                                50,000          49,846
   Golden Funding Corp., 4.52%, Due 4/13/2006 #                             40,000          39,950
   GOVCO, Inc., 4.45%, Due 4/7/2006                                         50,000          49,975
   Sigma Finance, Inc.,
      4.45%, Due 4/3/2006 #                                                 20,000          20,000
      4.45%, Due 4/5/2006 #                                                 25,000          24,994
   Stanfield Victoria,
      4.45%, Due 4/3/2006 #                                                 40,000          40,000
      4.50%, Due 4/6/2006 #                                                 28,034          28,024
      4.50%, Due 4/10/2006 #                                                30,000          29,974
      4.57%, Due 4/18/2006 #                                                95,000          94,819
      4.61%, Due 5/2/2006 #                                                 57,000          56,788
      4.86%, Due 6/1/2006 #                                                 37,000          36,705
      4.80%, Due 6/5/2006 #                                                 50,000          49,580
                                                                                         ---------
   TOTAL ASSET-BACKED COMMERCIAL PAPER                                                     992,734
                                                                                         ---------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 27.22%
   Barclays Bank PLC, 4.512%, Due 6/21/2006 ++                              47,500          47,499
   BB&T Corp., 4.568%, Due 1/24/2007 ++                                    150,000         149,997
   Canadian Imperial Bank of Commerce, 4.47%, Due 6/2/2006 ++               50,000          50,004
   Credit Suisse First Boston, 4.74%, Due 5/10/2006 ++                     175,000         175,006
   Fifth Third Bancorp, 4.62%, Due 8/3/2006 ++                              35,000          34,996
   HSBC Bank USA,
      4.72%, Due 5/4/2006 ++                                                98,000          98,003
      4.509%, Due 12/14/2006 ++                                            268,700         268,787
   JP Morgan Chase Bank, NA,
      4.78%, Due 5/1/2006 ++                                                15,000          15,002
      4.81%, Due 5/5/2006 ++                                                54,375          54,381
   Royal Bank of Canada,
      4.865%, Due 12/22/2006                                                30,000          29,990
      4.589%, Due 1/12/2007                                                 10,000          10,003

   Royal Bank of Scotland Plc,
      4.54%, Due 11/21/2006 ++ #                                           150,000         150,000
      4.79%, Due 11/24/2006 ++ #                                            30,200          30,207
      4.527%, Due 3/30/2007 ++ #                                           178,000         178,051
   SouthTrust Bank,
      4.44%, Due 6/1/2006 ++                                                20,000          20,002
      4.99%, Due 3/19/2007 ++                                               34,875          34,907
   State Street Bank & Trust Co.,
      4.461%, Due 12/15/2006 ++                                             16,950          16,948
      4.55%, Due 1/16/2007 ++                                               59,500          59,507
   SunTrust Banks, Inc.,
      4.691%, Due 5/12/2006 ++                                             150,000         150,000
      4.75%, Due 5/17/2006 ++                                               94,100          94,104
   US Bank, NA,
      4.66%, Due 7/28/2006 ++                                              135,845         135,856
      4.583%, Due 1/25/2007 ++                                             190,000         190,006
      4.917%, Due 3/16/2007 ++                                              50,000          50,019
   Wachovia Bank, NA,
      4.79%, Due 12/4/2006 ++                                               27,000          27,000
      4.92%, Due 3/30/2007 ++                                              200,000         199,998
                                                                                         ---------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                          2,270,273
                                                                                         ---------
COMMERCIAL PAPER - 0.72%
CERTIFICATES OF DEPOSIT AND BANK NOTES - 0.72%
   HBOS Treasury Services PLC, 4.43%, Due 4/6/2006                          60,000          59,978
                                                                                         ---------
   TOTAL COMMERCIAL PAPER                                                                   59,978
                                                                                         ---------
EURODOLLAR TIME DEPOSITS - 11.69%
   Deutsche Bank AG, 4.875%, Due 4/3/2006                                  225,000         225,000
   ING Bank, NV, 4.535%, Due 4/3/2006                                      150,000         150,000
   Rabobank Nederland, 4.53%, Due 4/3/2006                                 200,000         200,000
   Societe Generale, 4.58%, Due 4/3/2006                                   400,000         400,000
                                                                                         ---------
   TOTAL EURODOLLAR TIME DEPOSITS                                                          975,000
                                                                                         ---------
SHORT TERM INVESTMENTS - 3.53%
   Barclays Capital, Inc., 4.84%, Due 4/3/2006                             140,000         140,000
   Goldman Sachs, 4.83%, Due 4/3/2006                                       99,565          99,565
   UBS Securities, LLC, 4.82%, Due 4/3/2006                                 55,000          55,000
                                                                                         ---------
   TOTAL SHORT TERM INVESTMENTS                                                            294,565
                                                                                         ---------
TOTAL INVESTMENTS - 99.62% (COST $8,308,511)                                             8,308,511
OTHER ASSETS, NET OF LIABILITIES - 0.38%                                                    32,170
                                                                                         ---------
TOTAL NET ASSETS - 100.00%                                                               8,340,681
                                                                                         =========



         Percentages are stated as a percent of net assets.

         Based on cost of investments of $8,308,511 for federal income tax purposes at March 31, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,334,795 or 28% of net assets.

SS       Variable rate.

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                                                        PAR
                                                                                                       AMOUNT         VALUE
                                                                                                       ------         -----
                                                                                                      (DOLLARS IN THOUSANDS)
ALABAMA - 3.25%
     Infirmary Health System Special Care Facilities Financial Authority of Mobile Revenue Bonds,
     Series 2006A, 3.18%, Due 2/1/2040, LOC Bank of Nova Scotia                                         1,000         1,000
                                                                                                                     ------
     TOTAL ALABAMA                                                                                                    1,000
                                                                                                                     ------
CALIFORNIA - 3.25%
     Los Angeles Department of Airports Revenue Bonds, Series 2003 A, (Airport, port and marina
     improvements), 3.09%, Due 5/15/2016, LOC BNP Paribas                                               1,000         1,000
                                                                                                                     ------
     TOTAL CALIFORNIA                                                                                                 1,000
                                                                                                                     ------
COLORADO - 10.06%
     Colorado Educational and Cultural Facilities Authority Variable Rate Demand Revenue Bonds,
     Series C-1, (National Jewish Federation Bond Program), 3.18%, Due 9/1/2035, LOC US Bank, NA        1,100         1,100

     Colorado Educational and Cultural Facilities Variable Rate Demand Revenue Bonds, Series A7,
     (National Jewish Federation Bond Program), 3.18%, Due 7/1/2029, LOC Bank Of America, NA            1,000         1,000

     University of Colorado Hospital System Revenue Bonds, Series 2004B, 3.18%, Due 11/15/2035,
     LOC Citibank, NA                                                                                   1,000         1,000
                                                                                                                     ------
     TOTAL COLORADO                                                                                                   3,100
                                                                                                                     ------
FLORIDA - 13.42%
     Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
     Series 2001, (University Cove Apartment Project), 3.22%, Due 6/15/2034, LOC Fannie Mae             1,830         1,830

     Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1992,
     (Adventist Health System/Sunbelt, Inc.), 3.28%, Due 11/15/2014, LOC Suntrust Bank                    900           900

     University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds, 3.17%, Due
     10/1/2031, LOC Suntrust Bank                                                                       1,405         1,405
                                                                                                                     ------
     TOTAL FLORIDA                                                                                                    4,135
                                                                                                                     ------
ILLINOIS - 8.77%
     Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B, 3.18%, Due 5/15/2035,
     LOC JP Morgan Chase                                                                                  900           900

     Village of Richton Park, Illinois-Industrial Development Revenue Bonds, Series 1997, (Avatar
     Corporation Project), 3.32%, Due 4/1/2027, LOC Fifth Third Bank                                    1,800         1,800
                                                                                                                     ------
     TOTAL ILLINOIS                                                                                                   2,700
                                                                                                                     ------
INDIANA - 3.25%
     Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989, (ND-Tech
     Corporation Project), 3.29%, Due 7/1/2009, LOC Bank One, NA                                        1,000         1,000
                                                                                                                     ------
     TOTAL INDIANA                                                                                                    1,000
                                                                                                                     ------
KENTUCKY - 7.49%
     Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A, 3.18%, Due 2/1/2032,
     LOC US Bank, NA                                                                                    1,206         1,206

     Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001, (North American
     Stainless, L.P.), 3.19%, Due 5/1/2031, LOC Fifth Third Bank                                        1,100         1,100
                                                                                                                     ------
     TOTAL KENTUCKY                                                                                                   2,306
                                                                                                                     ------
MARYLAND - 5.45%
     Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I (The
     Grand), 3.19%, Due 6/1/2030, LOC Federal National Mortgage Association                             1,680         1,680
                                                                                                                     ------
     TOTAL MARYLAND                                                                                                   1,680
                                                                                                                     ------
MICHIGAN - 5.76%
     Michigan State Housing Development Authority, Variable Rate Limited Obligation Multifamily
     Housing Revenue Refunding Bonds, 3.21%, Due 6/1/2018, LOC Bank of New York                         1,775         1,775
                                                                                                                     ------
     TOTAL MICHIGAN                                                                                                   1,775
                                                                                                                     ------

NEVADA - 3.25%
     Nevada Housing Division-Variable Rate Demand Multi-Unit Housing Revenue Bonds, Series 2004,
     (Sundance Village Apartments), 3.20%, Due 10/1/2035, LOC Citibank, NA                              1,000         1,000
                                                                                                                     ------
     TOTAL NEVADA                                                                                                     1,000
                                                                                                                     ------
NEW MEXICO - 3.25%
     City of Farmington Pollution Control Revenue Bonds, Series 1994B, (Arizona Public Service
     Company), 3.15%, Due 9/1/2024                                                                      1,000         1,000
                                                                                                                     ------
     TOTAL NEW MEXICO                                                                                                 1,000
                                                                                                                     ------
NEW YORK - 11.04%
     Long Island Power Authority Subordinated Revenue Bonds, Subseries 1B, 3.18%, Due 5/1/2033,
     LOC State Street Bank                                                                              1,000         1,000

     New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds,
     Series 2002A, (First Avenue Development), 3.19%, Due 10/15/2035, LOC Fannie Mae                      800           800

     New York State Housing Finance Agency, 66 West 38th Street Housing Revenue Bonds, Series
     2000A, 3.20%, Due 5/15/2033, LOC Fannie Mae                                                        1,600         1,600
                                                                                                                     ------
     TOTAL NEW YORK                                                                                                   3,400
                                                                                                                     ------
OHIO - 5.52%
     Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B,
     (Waste Management, Incorporated Project), 3.27%, Due 7/1/2020, LOC Fleet National Bank             1,700         1,700
                                                                                                                     ------
     TOTAL OHIO                                                                                                       1,700
                                                                                                                     ------
TEXAS - 3.90%
     City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
     Revenue Bonds, Series 1999, (Holnam Texas Limited Partnership Project), 3.23%, Due
     9/1/2031, LOC Bank One                                                                             1,200         1,200
                                                                                                                     ------
     TOTAL TEXAS                                                                                                      1,200
                                                                                                                     ------
UTAH - 3.73%
     Morgan County UT Solid Waste Disposal Revenue Bonds, Series 1996, (Holman, Inc. Project),
     3.24%, Due 8/1/2031, LOC Wachovia Bank, NA                                                         1,150         1,150
                                                                                                                     ------
     TOTAL UTAH                                                                                                       1,150
                                                                                                                     ------
WYOMING - 4.87%
     Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds, Series 1990A,
     (Pacificorp Project), 3.18%, Due 7/1/2015, LOC Barclays Bank PLC                                   1,500         1,500
                                                                                                                     ------
     TOTAL WYOMING                                                                                                    1,500
                                                                                                                     ------

                                                                                                      SHARES
                                                                                                    ---------
SHORT TERM INVESTMENTS - 3.50%
     BlackRock Provident MuniCash Fund                                                                 50,298            50
     Federated Municipal Obligations Fund                                                           1,032,098         1,032
                                                                                                                     ------
     TOTAL SHORT TERM INVESTMENTS                                                                                     1,082
                                                                                                                     ------
TOTAL INVESTMENTS   - 99.76% (COST $30,728)                                                                          30,728
OTHER ASSETS, NET OF LIABILITIES - 0.24%                                                                                 75
                                                                                                                     ------
TOTAL NET ASSETS - 100.00%                                                                                           30,803
                                                                                                                     ======

         Percentages are stated as a percent of net assets.

         For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

         Based on cost of investments of $30,728 for federal income tax purposes at March 31, 2006, there was no unrealized appreciation or depreciation of investments.

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

                                                                  PAR
                                                                 AMOUNT      VALUE
                                                                 ------     -------
U.S. AGENCY OBLIGATIONS - 11.01%
FEDERAL HOME LOAN BANK - 4.72%
    4.396%, Due 4/4/2007 ++                                      10,000       9,996
    4.77%, Due 6/13/2006 ++                                       5,000       4,999
                                                                            -------
                                                                             14,995
                                                                            -------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.14%
    4.83%, Due 12/27/2006 ++                                     10,000       9,995
                                                                            -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.15%
    4.805%, Due 12/22/2006 ++                                    10,000       9,996
                                                                            -------
    TOTAL U.S. AGENCY OBLIGATIONS                                            34,986
                                                                            -------
SHORT TERM INVESTMENTS - 88.92%
    Banc of America Securities, LLC, 4.81%, Due 4/3/2006         77,000      77,000
    Barclays Capital, Inc., 4.84%, Due 4/3/2006                  60,000      60,000
    Goldman Sachs, 4.83%, Due 4/3/2006                           68,696      68,696
    UBS Securities, LLC, 4.82%, Due 4/3/2006                     77,000      77,000
                                                                            -------
    TOTAL SHORT TERM INVESTMENTS                                            282,696
                                                                            -------
TOTAL INVESTMENTS - 99.93% (COST $317,682)                                  317,682
OTHER ASSETS, NET OF LIABILITIES - 0.07%                                        223
                                                                            -------
TOTAL NET ASSETS - 100.00%                                                  317,905
                                                                            =======

         Percentages are stated as a percent of net assets.

         Based on cost of investments of $317,682 for federal income tax purposes at March 31, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON MASTER TRUST PORTFOLIOS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 30, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 30, 2006
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 30, 2006
      -----------------